CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 29,741,038	$ 3,071,673	$ 14,489,700
Restricted cash	5,000,000	5,000,000
Accounts receivable, net	16,415,297	29,008,313	15,722,762
Inventories, net	39,942,152	44,887,539	23,046,912
Prepaid expenses	5,326,315	9,159,977	4,711,754
Other current assets	514,407	520,660	485,236
Total current assets	96,939,209	91,648,162	58,456,364
Property and equipment, net	20,001,381	20,595,723	7,830,341
Intangible assets, net	1,059,617	989,096	3,952,927
Goodwill			1,626,482
Other long-term assets	1,067,082	1,417,527	627,249
Total assets	119,067,289	114,650,508	72,493,363
Current liabilities:
Lines of credit	28,175,466	34,227,288	6,075,679
Current portion of long-term debt	3,881	11,025	93,193
Accounts payable	24,883,349	29,350,816	37,236,525
Provision for losses on non-cancelable purchase commitments	5,351,697	5,806,032
Accrued expenses	4,549,671	3,927,350	4,267,944
Unearned revenue	5,923	40,999	132,010
Total current liabilities	62,969,987	73,363,510	47,805,351
Long-term debt, less current portion	16,814	18,796	6,501
Riverwood Warrant liability	16,102,335
Total other liabilities	16,119,149	28,702,499	6,501
Total liabilities	79,089,136	102,066,009	47,811,852
Redeemable Preferred Stock	254,841,737
Commitments and contingencies
Stockholders' (deficit) equity:
Common stock, $.001 par value, authorized 400,000,000 shares, 204,815,210 and 125,595,418 shares issued and outstanding as of December 31, 2011 and 2010, respectively	206,947	204,815	125,595
Additional paid-in capital	394,701,875	549,603,740	471,255,918
Accumulated deficit	(602,529,930)	(533,576,159)	(443,141,591)
Accumulated other comprehensive loss	(3,484,976)	(3,647,897)	(3,558,411)
Treasury stock, 2,505,000 and 0 shares as of June 30, 2012 and December 31, 2011, respectively, at cost	(3,757,500)
Total stockholders' (deficit) equity	(214,863,584)	12,584,499	24,681,511
Total liabilities and stockholders' (deficit) equity	119,067,289	114,650,508	72,493,363
Redeemable Series G Preferred Stock [Member]
Current liabilities:
Preferred stock value		28,683,703
Stockholders' (deficit) equity:
Preferred stock value		28,683,703
Series H Preferred Stock [Member]
Current liabilities:
Preferred stock value	130,105,110
Stockholders' (deficit) equity:
Preferred stock value	130,105,110
Series I Redeemable Convertible [Member]
Current liabilities:
Preferred stock value	124,736,627
Stockholders' (deficit) equity:
Preferred stock value	$ 124,736,627